LEASE LIABILITIES - Maturity Analysis of Lease Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITIES
Present value of the minimum lease payments	€ 3,697
Total minimum lease payments	4,019
Less: Total future interest expenses	(322)
Total lease liabilities	3,697	€ 3,277	€ 638
Within 1 year
LEASE LIABILITIES
Present value of the minimum lease payments	882
Total minimum lease payments	943
After 1 year but within 2 years
LEASE LIABILITIES
Present value of the minimum lease payments	851
Total minimum lease payments	943
After 2 years but within 5 years
LEASE LIABILITIES
Present value of the minimum lease payments	1,830
Total minimum lease payments	2,007
After 5 years
LEASE LIABILITIES
Present value of the minimum lease payments	134
Total minimum lease payments	€ 126